Fair Value Measurements - Narrative (Details)	Dec. 31, 2022	Dec. 31, 2021
Hedge Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
NAV, redemption restriction percentage	53.00%	40.00%
Private Equity Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
NAV, redemption restriction percentage	0.00%	0.00%